Financial Instruments, Financial Risks and Capital Management - Summary of Financial Instruments (Detail) - SGD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Categories of financial assets [abstract]
Financial assets at amortized cost		$ 571,416	$ 500,384
Financial assets measured at fair value through profit or loss		56,440	29,776
Derivative financial instruments	[1]	198
Total		628,054	530,160
Categories of financial liabilities [abstract]
Financial liabilities at amortized cost		53,001	47,040
Lease liabilities		43,618	38,462
Total		$ 96,619	$ 85,502

[1]	These pertain to foreign exchange options and forward contracts.